Other Accrued Liabilities	12 Months Ended
Mar. 31, 2013
Other Accrued Liabilities [Abstract]
Other Accrued Liabilities	9. Other Accrued Liabilities Other accrued liabilities consist of the following:
	March 31,
	2012	2013
Accrued expenses	$681	$637
Value added tax payable	11	24
Others	619	599
	$1,311	$1,260